REVENUE RECOGNITION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

8.REVENUE RECOGNITION

As discussed in Note 1, the Company adopted ASC 606 as of January 1, 2019, using a modified retrospective approach. The Company elects to apply the practical expedient to forego the disclosure of revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. This practical expedient applies to all revenue streams except revenue generated from the Company’s software license revenue, as the term of software is greater than one year. The related remaining performance obligations for software license revenue are discussed below.

Retail Revenue — The Company’s Retail revenue is generated from the following revenue streams:

Merchandise Sales — The Company offers merchandise in the following core merchandise categories: grocery, snacks, beverages, and household and cleaning products. Revenue generated through the Company’s e-commerce platform is recognized when control of the goods ordered are transferred to the customer, which generally occurs upon delivery to the customer. Deferred revenue consists of payments received from customers for goods not yet shipped by the end of the period. As the shipments in-transit represent unsatisfied performance obligations, the revenue is deferred until delivery to the customer is complete.

Subscription Sales — The Company charges a membership fee to customers who sign up for the Company’s Boxed Up program. That fee allows customers to earn cash back on every purchase, access to exclusive discounts, and free shipping over a minimum order amount. The duration of the membership is generally 12 months. Because the Company has the obligation to provide access to its website for the duration of the membership term, the Company recognizes membership fees on a straight-line basis over the life of the membership. The Company’s deferred revenue related to membership fees was $671 and $752 as of March 31, 2022 and December 31, 2021, respectively.

Outbound delivery fees — Outbound delivery fees are included in customer billing and are recorded as revenue as control of the product is transferred to customers upon delivery. Delivery charges to customers were $319 and $472 for the three months ended March 31, 2022 and 2021, respectively. Outbound delivery fees are included in net revenue in the Condensed Consolidated Statements of Operations.

Marketing fees — The Company provides a mix of marketing services to merchants. The Company provides merchants access to its e-commerce platform where merchants display and sell their products to users. The Company also provides advertising services to help merchants promote their products within the Company’s platform. The Company recognizes revenue when a user’s order is processed, and the related order information has been made available to the merchant. Revenue from marketing fees charged to vendors and partners was $371 and $359 for the three months ended March 31, 2022 and 2021, respectively. Marketing fees are included in net revenue in the Condensed Consolidated Statements of Operations.

Returns and Refunds — The Company’s contracts with customers are generally sold with a right of return. Historically the returns have been immaterial and recognized in the period which the products are returned.

Tax Collected — In the ordinary course of business, we collect sales tax on items purchased by our customers that are taxable in the jurisdictions when the purchases take place. These taxes are then remitted to the appropriate taxing authority. We exclude these taxes collected from net revenue in our financial statements.

Software & Services Revenue — The Company’s Software & Services revenue is generated from its software licensing agreements.

Software License Revenue — The Company generates revenue through software license agreements, which allow the customers the Company engages with to take possession of the software for usage of the Company’s IP, and host that software in an on-premise, or cloud-based infrastructure environment, at the customer’s election. A software license contract with multiple performance obligations typically includes the following elements: implementation services, software license, training services, and maintenance and support services. The total transaction price of a software license contract includes a fixed fee and may include forms of variable consideration, such as platform usage fees. Revenue is recognized as the performance obligations are satisfied. Specifically, implementation revenue is recognized over time utilizing the input method, based on a cost-to-cost analysis; software license revenue is recognized at the point in time at the go-live date of the software and upon settlement of variable fees, accounted using the sales-based royalty exception; training revenue is recognized when the training is delivered to the customer without regard to a detailed evaluation of the point in time criteria due to the short-term nature of the training services (completed within the same quarterly reporting period); and maintenance and support revenue is recognized over time on a straight-line basis over the contract period. For contracts with multiple performance obligations, we allocate the contract price to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices using a cost plus a margin approach. The total transaction price for the Company’s current contract related to software license revenue includes fixed and variable consideration.

For software license, revenue allocated to remaining performance obligations, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods, was $1,043 as of March 31, 2022 for maintenance fees for the remainder of the initial contract term of five years. The Company recognized $1,668 and $60 in implementation and maintenance fees during the first quarter of 2022, respectively, and expects to recognize approximately $240 in maintenance fees, respectively, over the next 12 months.

Contract Assets and Liabilities

The difference in the opening and closing balances of the Company’s contract assets (unbilled receivables) and contract liabilities (deferred revenue) results from the timing differences between the Company’s performance and the customer’s payment. The Company fulfills its obligations under contracts with customers by transferring goods and services in exchange for consideration from the customer. The Company recognizes a contract asset when it transfers products or services to a customer for which the billings occur in a future period. As of March 31, 2022, the Company recognized contract assets (unbilled receivables) related to its software licensing agreement under its Software & Services segment. The Company recognizes a contract liability when consideration is received from customers in advance of revenue recognition as described within the revenue streams above.

	March 31,	December
	2022	31, 2021
Contract assets (unbilled receivables)	$11,044	$8,891
Contract liabilities (deferred revenue)	$1,904	$2,020

The unbilled receivables and deferred revenue for the Company’s Software & Services segment are presented net at the contract level. The remaining deferred revenue that is presented separately on the Company’s Condensed Consolidated Balance Sheets as of March 31, 2022 is related to the Company’s Retail segment.

The increase in unbilled receivables as of March 31, 2022 is driven by the recognition of the remaining deferred revenue related to AEON’s implementation, which previously offset a portion of the unbilled receivables. The unbilled receivables balance is attributable to the satisfaction of certain performance obligations for which billings were not yet invoiced as of March 31, 2022, partially offset by an increase in new billings for other certain performance obligations that were not yet satisfied.

Revenue Disaggregation

The Company had total revenue of $46,626 and $40,858 for the three months ended March 31, 2022 and 2021, respectively. The Company manages and reports operating results through two reportable segments defined by our products and services: Retail and Software & Services. The Company’s Retail operations represent the majority of its consolidated total revenues.

The following table summarizes the Company’s net revenue disaggregated by sales channel:

	Three Months Ended March 31,
	2022	2021
Direct Sales(1)	$39,823	$36,273
Channel Sales(2)	$4,573	$3,602
Software & Services(3)	$2,250	$982
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform.
(2)	Channel Sales includes retail sales on other third-party platforms.
(3)	Software & Services includes revenue generated from software licensing agreements.

7.REVENUE RECOGNITION

As discussed in Note 1, the Company adopted ASC 606 as of January 1, 2019, using a modified retrospective approach. The Company elects to apply the practical expedient to forego the disclosure of revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. This practical expedient applies to all revenue streams except revenue generated from the Company’s software license revenue, as the term of software is greater than one year. The related remaining performance obligations for software license revenue are discussed below.

(a)Retail Revenue — The Company’s Retail revenue is generated from the following revenue streams:

Merchandise Sales — The Company offers merchandise in the following core merchandise categories: grocery, snacks, beverages, and household and cleaning products. Revenue generated through the Company’s e-commerce platform is recognized when control of the goods ordered are transferred to the customer, which generally occurs upon delivery to the customer. Deferred revenue consists of payments received from customers for goods not yet shipped by the end of the period. As the shipments in-transit represent unsatisfied performance obligations, the revenue is deferred until delivery to the customer is complete.

Subscription Sales — The Company charges a membership fee to customers who sign up for the Company’s Boxed Up program. That fee allows customers to earn cash back on every purchase, access to exclusive discounts, and free shipping over a minimum order amount. The duration of the membership is generally 12 months. Because the Company has the obligation to provide access to its website for the duration of the membership term, the Company recognizes membership fees on a straight-line basis over the life of the membership. The Company’s deferred revenue related to membership fees was $751,989, $728,207, and $308,406 on December 31, 2021, 2020, and 2019, respectively.

Outbound delivery fees — Outbound delivery fees are included in customer billing and are recorded as revenue as control of the product is transferred to customers upon delivery. Delivery charges to customers were $1,452,400, $3,735,551, and $1,798,394 for the years ended December 31, 2021, 2020, and 2019, respectively. Outbound delivery fees are included in net revenue in the Consolidated Statement of Operations.

Marketing fees — The Company provides a mix of marketing services to merchants. The Company provides merchants access to its e-commerce platform where merchants display and sell their products to users. The Company also provides advertising services to help merchants promote their products within the Company’s platform. The Company recognizes revenue when a user’s order is processed, and the related order information has been made available to the merchant. Revenue from marketing fees charged to vendors and partners was $1,518,533, $1,486,848, and $1,393,871 for the years ended December 31, 2021, 2020, and 2019, respectively. Marketing fees are included in net revenue in the Consolidated Statement of Operations.

Returns and Refunds — The Company’s contracts with customers are generally sold with a right of return. Historically the returns have been immaterial and recognized in the period which the products are returned.

Tax Collected — In the ordinary course of business, we collect sales tax on items purchased by our customers that are taxable in the jurisdictions when the purchases take place. These taxes are then remitted to the appropriate taxing authority. We exclude these taxes collected from net revenue in our financial statements.

(b)Software & Services Revenue — The Company’s Software & Services revenue is generated from its software licensing agreements.

Software License Revenue — The Company generates revenue through software license agreements, which allow the customers the Company engages with to take possession of the software for usage of the Company’s IP, and host that software in an on-premise, or cloud-based infrastructure environment, at the customer’s election. A software license contract with multiple performance obligations typically includes the following elements: implementation services, software license, training services, and maintenance and support services. The total transaction price of a software license contract includes a fixed fee and may include forms of variable consideration, such as platform usage fees. Revenue is recognized as the performance obligations are satisfied. Specifically, implementation revenue is recognized over time utilizing the input method, based on a cost-to-cost analysis; software license revenue is recognized at the point in time at the go-live date of the software and upon settlement of variable fees, accounted using the sales-

based royalty exception; training revenue is recognized when the training is delivered to the customer without regard to a detailed evaluation of the point in time criteria due to the short-term nature of the training services (completed within the same quarterly reporting period); and maintenance and support revenue is recognized over time on a straight-line basis over the contract period. For contracts with multiple performance obligations, we allocate the contract price to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices using a cost plus a margin approach. The total transaction price for the Company’s current contract related to software license revenue includes fixed and variable consideration.

For software license, revenue allocated to remaining performance obligations, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods, was $1,667,755 and $1,103,226 as of December 31, 2021 for implementation fees and maintenance fees for the remainder of the initial contract term of five years, respectively. Based on the terms of the contract and initial go-live date in the third quarter of 2021, the Company recognized $10,500,000 in floor license fees during the third quarter of 2021. The Company expects to recognize approximately $1,667,755 and $240,000 in implementation and maintenance fees, respectively, over the next 12 months.

(c)Contract Assets and Liabilities

The difference in the opening and closing balances of the Company’s contract assets (unbilled receivables) and contract liabilities (deferred revenue) results from the timing differences between the Company’s performance and the customer’s payment. The Company fulfills its obligations under contracts with customers by transferring goods and services in exchange for consideration from the customer. The Company recognizes a contract asset when it transfers products or services to a customer for which the billings occur in a future period. As of December 31, 2021, the Company recognized contract assets (unbilled receivables) related to its software licensing agreement under its Software & Services segment. The Company recognizes a contract liability when consideration is received from customers in advance of revenue recognition as described within the revenue streams above.

	December 31,
	2021	2020
Contract assets (unbilled receivables)	$8,890,888	$—
Contract liabilities (deferred revenue)	$2,020,351	$2,435,909

The unbilled receivables and deferred revenue for the Company’s Software & Services segment are presented net at the contract level. The remaining deferred revenue that is presented separately on the Company’s Consolidated Balance Sheets as of December 31, 2021 is related to the Company’s Retail segment.

The increase in unbilled receivables as of December 31, 2021 is driven by the Company’s first software licensing agreement, signed in the first quarter of 2021. The unbilled receivables balance is attributable to the satisfaction of certain performance obligations for which billings were not yet invoiced as of December 31, 2021, partially offset by an increase in new billings for other certain performance obligations that were not yet satisfied.

(d)Revenue Disaggregation

The Company had total revenue of $177,266,677, $187,173,834, and $173,992,897 for the years ended December 31, 2021, 2020, and 2019, respectively. The Company manages and reports operating results through two reportable segments defined by our products and services: Retail and Software & Services. The Company’s Retail operations represent the majority of its consolidated total revenues.

The following table summarizes the Company’s percentage of net Retail revenue disaggregated by sales channel:

	Years Ended December 31,
	2021	2020	2019
Direct Sales(1)	$139,647,865	$176,836,569	$143,749,787
Channel Sales(2)	$17,341,244	$10,337,265	$30,243,110
Software & Services(3)	$20,277,568	$—	$—
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform.
(2)	Channel Sales includes retail sales on other third-party platforms.
(3)	Software & Services includes revenue generated from software licensing agreements.